Expenses by nature - Schedule of income statement items by nature of cost (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses by nature [abstract]
Consulting and other purchased services	€ 31,309	€ 35,442
Cost of services and change in inventory	4,147	7,843
Employee benefit expense other than share-based compensation	40,956	39,028
Share-based compensation expense	3,770	3,028
Raw materials and consumables used	7,802	8,611
Depreciation and amortization and impairment	9,496	6,669
Building and energy costs	6,048	6,210
Supply, office and IT costs	3,694	4,892
License fees and royalties	1,816	1,971
Advertising costs	6,979	4,159
Warehousing and distribution costs	1,743	1,826
Travel and transportation costs	1,847	1,128
Other expenses	1,733	1,915
OPERATING EXPENSES	€ 121,339	€ 122,723